UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Graham Capital Management, L.P.
Address:   40 Highland Avenue
	   Rowayton, CT  06853

13 File Number:  028-11610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Timothy Sperry
Title:     Chief Compliance Officer
Phone:     203-899-3400
Signature, Place and Date of Signing:

Timothy Sperry, Rowayton, CT, November 12, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 12104


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 								FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF CLASS   CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE     SHARED   NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- ------
D ANADARKO PETE CORP             COMMON STOCK     032511107 267      5497     SH       SOLE               5497     0        0
D APACHE CORP			 COMMON STOCK	  037411105 1311     12576    SH       SOLE		  12576    0	    0
D ARCH COAL INC			 COMMON STOCK	  039380100 395	     12000    SH       SOLE		  12000    0        0
D DEVON ENERGY CORP NEW		 COMMON STOCK	  25179M103 1623     17800    SH       SOLE		  17800    0        0
D EOG RES INC			 COMMON STOCK	  26875P101 537      6000     SH       SOLE		  6000	   0        0
D EXXON MOBIL CORP		 COMMON STOCK	  30231G102 1165     15000    SH       SOLE               15000    0        0
D HELMERICH & PAYNE INC		 COMMON STOCK     423452101 259      6000     SH       SOLE               6000     0        0
D MARATHON OIL CORP		 COMMON STOCK	  565849106 1692     42440    SH       SOLE               42440    0        0
D NATIONAL OILWELL VARCO INC	 COMMON STOCK	  637071101 502      10000    SH       SOLE               10000    0        0
D RANGE RES CORP                 COMMON STOCK     75281A109 429      10000    SH       SOLE               10000    0        0
D SCHLUMBERGER LTD		 COMMON STOCK     806857108 1718     22000    SH       SOLE		  22000    0        0
D SELECT SECTOR SPDR TR		 COMMON STOCK     81369Y506 633      10000    SH       SOLE               10000    0        0
D SOUTHWESTERN ENERGY CO         COMMON STOCK     845467109 519      17000    SH       SOLE               17000    0        0
D TRANSOCEAN INC NEW 		 COMMON STOCK	  G90073100 1053     9590     SH       SOLE               9590     0        0
S REPORT SUMMARY            14 DATA RECORDS                12104       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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